Revenue from services provided - Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Loss allowance	$ (150)	$ (229)
Total contract assets	24,918	14,193
Current	18,775	14,193
Non-current	6,143	0
Total deferred revenue	32,802	19,175
Current	16,598	14,170
Non-current	16,204	5,005
Subscription cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	22,151	13,196
Total deferred revenue	30,735	18,263
Services cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	2,917	1,226
Total deferred revenue	$ 2,067	$ 912